Allowance for Loan Losses and Reserve for Unfunded Loan Commitments (Activity In The Allowance For Loan Losses By Portfolio Segment ) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				$ 14,758				$ 16,348	$ 14,758	$ 16,348
Charge-offs									(4,624)	(6,524)
Recoveries									657	934
Net charge-offs									(3,967)	(5,590)
Provision for loan losses charged to expense	800	600	300	650	800	1,000	1,000	1,200	2,350	4,000
Ending Balance	13,141				14,758				13,141	14,758
SBA held to maturity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				3,378				4,088	3,378	4,088
Charge-offs									(1,076)	(1,332)
Recoveries									250	518
Net charge-offs									(826)	(814)
Provision for loan losses charged to expense									35	104
Ending Balance	2,587				3,378				2,587	3,378
SBA 504 loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				1,312				1,423	1,312	1,423
Charge-offs									(1,193)	(808)
Recoveries									182	108
Net charge-offs									(1,011)	(700)
Provision for loan losses charged to expense									656	589
Ending Balance	957				1,312				957	1,312
Total Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				7,091				8,129	7,091	8,129
Charge-offs									(1,392)	(3,504)
Recoveries									204	306
Net charge-offs									(1,188)	(3,198)
Provision for loan losses charged to expense									937	2,160
Ending Balance	6,840				7,091				6,840	7,091
Total residential mortgage loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				1,769				1,703	1,769	1,703
Charge-offs									(375)	(824)
Recoveries									17
Net charge-offs									(358)	(824)
Provision for loan losses charged to expense									721	890
Ending Balance	2,132				1,769				2,132	1,769
Total consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				524				536	524	536
Charge-offs									(588)	(56)
Recoveries									4	2
Net charge-offs									(584)	(54)
Provision for loan losses charged to expense									633	42
Ending Balance	573				524				573	524
Unallocated Financing Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				684				469	684	469
Provision for loan losses charged to expense									(632)	215
Ending Balance	$ 52				$ 684				$ 52	$ 684